Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 30,500	£ 35,095
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	11,170	15,474
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	18,909	19,150
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	421	471
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,429	1,798
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	237	235
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	827	1,164
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	365	399
Financial assets at fair value through profit or loss | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,188	1,559
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	827	1,164
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	361	395
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	241	239
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	237	235
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	0
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4	4
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	24,029	27,786
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,933	15,239
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	13,041	12,491
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	55	56
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	24,028	27,785
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,933	15,239
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	13,041	12,491
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	54	55
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1	1
Financial assets at fair value through other comprehensive income | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1	1
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	5,042	5,511
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	5,041	5,495
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 1	£ 16